Long-Term Debt (Narrative I)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt (Narrative I)

 12. Long-Term Debt

Long-term debt as of December 31, 2023, and 2022 consisted of the following:

Facilities	December 31, 2023	December 31, 2022
Macquarie loan (a)	$66,000	$-
2027 Secured Notes (b)	284,375	336,875
E.SUN, MICB, Cathay, Taishin Credit Facility (c)	28,500	46,500
Sinopac Credit Facility (d)	8,220	9,900
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (e)	73,283	100,000
Deutsche Credit Facility (f)	40,046	44,695
HCOB Credit Facility (g)	24,744	40,794
CACIB, Bank Sinopac, CTBC Credit Facility (h)	38,950	44,050
Chailease Credit Facility (i)	2,608	3,852
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (j)	149,200	181,200
Total credit facilities	$715,926	$807,866
Sale and Leaseback Agreement CMBFL - $120,000 (k)	64,438	89,838
Sale and Leaseback Agreement CMBFL - $54,000 (l)	36,018	41,850
Sale and Leaseback Agreement - Neptune $14,735 (m)	6,796	9,971
Total Sale and Leaseback Agreements	$107,252	$141,659
Total borrowings	$823,178	$949,525
Less: Current portion of long-term debt	(164,888)	(155,424)
Less: Current portion of Sale and Leaseback Agreements (k,l,m)	(28,365)	(34,408)
Less: Deferred financing costs (t)	(10,750)	(15,136)
Non-current portion of Long-Term Debt	$619,175	$744,557

a) Macquarie Credit Facility

On May 18, 2023, the Company via its subsidiaries Global Ship Lease 72 LLC, Global Ship Lease 73 LLC, Global Ship Lease 74 LLC and Global Ship Lease 75 LLC entered into a new credit facility agreement with Macquarie Bank Limited (“Macquarie”) for an amount of $76,000 to finance part of the acquisition cost of the four 8,544 TEU vessels for an aggregate purchase price of $123,300. The vessels were delivered during the second quarter of 2023.

All four tranches were drawdown in the second quarter of 2023 and the credit facility has a maturity in May 2026.

The facility is repayable in two equal consecutive quarterly instalments of $5,000, six equal consecutive quarterly instalments of $6,000 and one quarterly instalments of $3,000 and two equal consecutive quarterly instalments of $1,000 with a final balloon of $25,000 payable three years after the first utilisation date.

This facility’s interest rate is SOFR plus a margin of 3.50% per annum payable quarterly in arrears.

As of December 31, 2023, the outstanding balance of this facility was $66,000.

 12. Long-Term Debt (continued)

b) 5.69% Senior Secured Notes due 2027

On June 16, 2022, Knausen Holding LLC (the "Issuer"), an indirect wholly-owned subsidiary of the Company, closed on the private placement of $350,000 of privately rated/investment grade 5.69% Senior Secured Notes due 2027 (the “2027 Secured Notes”) to a limited number of accredited investors. The fixed interest rate was determined on June 1, 2022, based on the interpolated interest rate of 2.84% plus a margin 2.85%.

The Company used the net proceeds from the private placement for the repayment of the remaining outstanding balances on its New Hayfin Credit Facility and the Hellenic Bank Credit Facility (releasing five unencumbered vessels), and our 2024 Notes. The remaining amount of net proceeds were allocated for general corporate purposes.

An amount equal to 15% per annum of the original principal balance of each Note shall be paid in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027. Interest accrues on the unpaid balance of the Notes, payable quarterly on the 15th day of January, April, July, and October in each year, such interest commencing and accruing on and from June 14, 2022.

The 2027 Secured Notes are senior obligations of the Issuer, secured by first priority mortgages on 20 identified vessels owned by subsidiaries of the Issuer (the “Subsidiary Guarantors”) and certain other associated assets and contract rights, as well as share pledges over the Subsidiary Guarantors. In addition, the 2027 Secured Notes are fully and unconditionally guaranteed by the Company.

As of December 31, 2023, the outstanding balance of this facility was $284,375.

c) $60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility

On December 30, 2021, the Company via its subsidiaries Zeus One Marine LLC, Hephaestus Marine LLC and Pericles Marine LLC, entered into a new syndicated senior secured debt facility with E.SUN Commercial Bank Ltd (“E.SUN”), Cathay United Bank (“Cathay”), Mega International Commercial Bank Co. Ltd (“MICB”) and Taishin International Bank (“Taishin”). The Company using a portion of the net proceeds from this credit facility fully prepaid the outstanding amount of the Blue Ocean Junior Credit facility, amounting to $26,205 plus a prepayment fee of $3,968. All three tranches were drawn down in January 2022.

The facility is repayable in eight equal consecutive quarterly instalments of $4,500 and ten equal consecutive quarterly instalments of $2,400.

This facility’s interest rate is SOFR plus a margin of 2.75% per annum plus Credit Adjustment Spread (“CAS”) payable quarterly in arrears.

As of December 31, 2023, the outstanding balance of this facility was $28,500.

d) $12.0 Million Sinopac Capital International Credit Facility

On August 27, 2021, the Company via its subsidiary Global Ship Lease 42 LLC entered into a secured credit facility for an amount of $12,000 with Sinopac Capital International (HK) Limited (“Sinopac Credit Facility”), partially used to fully refinance the Hayfin Credit Facility. The full amount was drawn down in September 2021 and the credit facility has a maturity in September 2026.

The facility is repayable in 20 equal consecutive quarterly instalments of $420 with a final balloon of $3,600 payable together with the final instalment.

This facility’s interest rate is SOFR plus a margin of 3.25% per annum payable quarterly in arrears.

As of December 31, 2023, the outstanding balance of this facility was $8,220.